SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	The table below summarizes the remaining core deposit intangible amortization (dollars in thousands):
2013	$116
2014	116
2015	66
$298

Schedule of Weighted Average Number of Shares [Table Text Block]
Basic and diluted net income per share have been computed based upon net income as presented in the accompanying statements of operations divided by the weighted average number of common shares outstanding or assumed to be outstanding as summarized below:
	2012	2011	2010
Weighted average number of common shares used in computing basic net income per share	6,898,147	6,887,168	6,875,845
Effect of dilutive stock options	230	—	—
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per share	6,898,377	6,887,168	6,875,845